NONCONTROLLING INTEREST	3 Months Ended
Mar. 31, 2022
Non-controlling Interest
9.	NON-CONTROLLING INTEREST

At March 31, 2022, the Company had an effective 99.67% (December 31, 2021 - 99.67%) interest in its subsidiary Avino Mexico and the remaining 0.33% (December 31, 2021 - 0.33%) interest represents a non-controlling interest. The accumulated deficit and current period income attributable to the non-controlling interest are insignificant and accordingly have not been recognized in the unaudited condensed consolidated interim financial statements.